Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
Outstanding as of December 31, 2022	5,806,691	61.51	6.43 years

Forfeited	—
Exercised	—

Outstanding as of December 31, 2023	5,806,691	61.51	5.49 years	41.09	27.29	158,447

Non-vested as of December 31, 2023	1,862,426
Options vested and expected to vest as of December 31, 2023	5,806,691	61.51	5.49 years	41.09	27.29	158,447
Exercisable as of December 31, 2023	3,944,265	58.99	5.25 years	39.35	29.81	117,579

Schedule of non-vested shares movement

Non-vested shares outstanding
Outstanding as of December 31, 2021	2,635,774

Granted	1,950,761
Vested	(1,084,205)
Forfeited	(534,238)

Outstanding as of December 31, 2022	2,968,092

Granted	2,894,700
Vested	(1,034,612)
Forfeited	(502,815)

Outstanding as of December 31, 2023	4,325,365

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment expenses	(88,985)	(74,063)	(77,926)
Marketing expenses	(26,834)	(14,630)	(33,379)
Technology and content expenses	(252,730)	(242,714)	(330,197)
General and administrative expenses	(641,464)	(876,174)	(1,068,304)

	(1,010,013)	(1,207,581)	(1,509,806)

Shan Shan Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2021	2022	2023
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.28%~2.52%	1.82%~2.39%	2.17%~2.35%
Expected volatility	36.40%~40.10%	39.51%~44.69%	32.95%~38.74%
Total fair value of share-based awards	551,040	832,456	1,097,668